UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Defined Opportunity Credit Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Aerospace & Defense - 2.0%	Avio SpA Facility B2, 2.444% - 3.936%, 12/15/14	USD	468	$ 317,865
	Avio SpA Facility C2, 3.069% - 4.561%, 12/14/15		500	339,375
	Hawker Beechcraft Acquisition Co. LLC Letter of Credit
	Facility Deposit, 3.22%, 3/26/14		135	77,202
	Hawker Beechcraft Acquisition Co. LLC Term Loan,
	2.319% - 3.22%, 3/26/14		2,285	1,311,409
				2,045,851
Auto Components - 2.9%	Allison Transmission, Inc. Term Loan, 3.12% - 3.15%,
	8/07/14		2,177	1,679,250
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		1,318	623,235
	The Goodyear Tire & Rubber Co., Term Loan
	(Second Lien), 2.07%, 4/30/14		750	627,071
				2,929,556
Building Products - 1.6%	Building Materials Corp. of America Term Loan Advance,
	3.063%, 2/22/14		743	626,722
	Momentive Performance Materials (Blitz 06-103 GmbH)
	Tranche B-2 Term Loan, 3.191%, 12/04/13	EUR	1,000	965,680
				1,592,402
Capital Markets - 0.9%	Nuveen Investments, Inc. Term Loan, 3.313% - 4.232%,
	11/13/14	USD	1,307	933,273
Chemicals - 7.9%	Ashland, Inc. Term Loan B, 7.65%, 5/13/14		900	898,875
	Brenntag Holding GmbH & Co. KG Facility B2, 2.30% -
	3.501%, 1/20/14		995	850,559
	Cognis GMBH Facility C, 3.32%, 9/15/13		1,000	822,500
	Huish Detergents Inc. Tranche B Term Loan, 2.07%, 4/26/14		990	910,730
Matrix Acquisition Corp. (MacDermid, Inc.) Tranche B Term
	Loan, 2.319%, 4/12/14		1,562	1,054,539
	Nalco Co. Term Loan B, 6.50%, 5/06/16		1,225	1,227,297
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second
	Lien), 7.54%, 7/30/15		1,000	503,333
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan (First
	Lien), 4.29% - 4.47%, 7/31/14		1,243	938,088
	Solutia Inc. Loan, 7.25%, 2/28/14		990	797,283
				8,003,204
Commercial Services & Supplies -	Alliance Laundry Systems LLC Term Loan, 3.174% - 3.607%,
3.8%	1/27/12		737	681,579
	ARAMARK Corp. Facility Letter of Credit, 4.063%,
	1/26/14		119	108,598
	ARAMARK Corp. U.S. Term Loan, 3.095%, 1/26/14		1,881	1,709,402
	Kion Group GmbH (formerly Neggio Holdings 3 GmbH)
	Facility B, 2.319%, 12/29/14		500	210,938
	Kion Group GmbH (formerly Neggio Holdings 3 GmbH)
	Facility C, 2.819%, 12/29/15		500	210,938
Synagro Technologies, Inc. Term Loan (First Lien), 2.32% -
	2.34%, 4/02/14		990	737,494
	West Corp. Term B-2 Loan, 2.684% - 2.789%, 10/24/13		210	181,366
				3,840,315

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Computers & Peripherals - 0.9%	Intergraph Corp. Initial Term Loan (First Lien), 2.664%,
	5/29/14	USD	1,000	$ 915,000
Containers & Packaging - 3.8%	Crown Americas LLC Additional Term B Dollar Loan,
	2.094%, 11/15/12		495	475,102
	Graphic Packaging International, Inc. Incremental Term
	Loan, 3.099% - 3.958%, 5/16/14		1,480	1,372,761
	Smurfit Kappa Acquisitions (JSG) C1 Term Loan Facility,
	2.941% - 3.739%, 7/16/15	EUR	500	617,908
	Smurfit Kappa Acquisitions (JSG) Term B1, 2.691% -
	4.912%, 7/16/14		500	617,908
	Smurfit-Stone Container DIP Term loan, 8.75% - 10%,
	7/28/10	USD	744	751,247
				3,834,926
Diversified Consumer	Coinmach Corp. Term Loan, 3.31% - 3.76%, 11/14/14		1,485	1,128,571
Services - 1.3%	Coinmach Laundry Corp. Delay Draw Term Loan, 3.40% -
	5.25%, 11/14/14		250	185,000
				1,313,571
Diversified Telecommunication	BCM Ireland Holdings Ltd. (Eircom) Facility B, 2.816%,
Services - 4.6%	8/14/14	EUR	492	498,727
	BCM Ireland Holdings Ltd. (Eircom) Facility C, 3.066%,
	8/14/13		492	498,783
	Hawaiian Telecom Communications, Inc. Tranche C Term
	Loan, 4.75%, 5/30/14	USD	502	253,471
	Integra Telecom Holdings, Inc. Term Loan (First Lien),
	5.47% - 7%, 8/31/13		1,977	1,598,413
	PAETEC Holding Corp. Replacement Term Loan, 2.819%,
	2/28/13		458	414,696
	Time Warner Telecom Holdings Inc. Term Loan B Loan,
	2.32%, 1/07/13		153	141,041
	Wind Finance SA Euro Facility (Second Lien), 7.099%,
	12/17/14	EUR	1,000	1,291,068
				4,696,199
Electric Utilities - 0.4%	Astoria Generating Co. Acquisitions, LLC Second Lien
	Term Loan C, 4.06%, 8/23/13	USD	500	433,125
Electronic Equipment,	Flextronics International Ltd. A Closing Date Loan,
Instruments & Components - 2.5% 2.664% - 3.458%, 10/01/14			763	611,297
	Flextronics International Ltd. Delay Draw Term Loan,
	3.381%, 10/01/12		219	175,660
	L-1 Identity Solutions Operating Co. Term Loan, 6.75%,
	8/05/13		687	678,502
	Matinvest 2 SAS/Butterfly Wendel US, Inc. (Deutsche
	Connector) B-2 Facility, 2.661%, 6/22/14		909	561,470
	Matinvest 2 SAS/Butterfly Wendel US, Inc. (Deutsche
	Connector) C-2 Facility, 3.161%, 6/22/15		751	463,918
				2,490,847

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Energy Equipment & Services -	Dresser, Inc. Term B Loan, 3.104%, 5/04/14	USD	513	$ 445,062
0.8%	Volnay Acquisition Co. I (aka CGG) B1 Term Loan Facility,
	3.575% - 4.27%, 1/12/14		438	407,056
				852,118
Food & Staples Retailing - 1.2%	AB Acquisitions UK Topco 2 Ltd. Facility B2 UK Borrower,
	3.599%, 7/09/15	GBP	1,000	1,234,154
Food Products - 3.1%	Dole Food Co., Inc. Credit-Linked Deposit, 0.639% -
	1.139%, 4/12/13	USD	127	126,429
	Dole Food Co., Inc. Tranche B Term Loan, 7.25% - 8%,
	4/12/13		223	221,581
	Solvest, Ltd. (Dole) Tranche C Term Loan, 7.25% - 8%,
	4/12/13		832	825,631
	Wm. Wrigley Jr. Co. Tranche B Term Loan, 6.50%, 10/06/14		1,919	1,921,340
				3,094,981
Health Care Equipment &	Bausch & Lomb Inc. Delayed Draw Term Loan, 3.678% -
Supplies - 2.8%	4.47%, 4/24/15		73	63,932
	Bausch & Lomb Inc. Parent Term Loan, 4.47%, 4/24/15		387	336,709
	Biomet, Inc. Dollar Term Loan, 3.313% - 4.222%, 3/25/15		975	915,636
	DJO Finance LLC (ReAble Therapeutics Fin LLC) Term
	Loan, 3.319% - 4.22%, 5/20/14		988	871,963
	Hologic, Inc. Tranche B Term Loan, 3.625%, 3/31/13		208	198,804
	Iasis Healthcare Delay Draw Term Loan, 5.704%, 3/14/14		32	28,945
	Iasis Healthcare Line of Credit, 2.319%, 3/14/14		120	107,731
	Iasis Healthcare Term Loan B, 2.319%, 3/14/14		347	311,323
				2,835,043
Health Care Providers &	CHS/Community Health Systems, Inc. Delayed Draw Term
Services - 11.2%	Loan, 2.569%, 7/25/14		164	145,840
	CHS/Community Health Systems, Inc. Funded Term Loan,
	2.569% - 2.924%, 7/25/14		3,233	2,868,537
	DaVita, Inc. Term Loan B, 1.82% - 2.74%, 10/05/12		800	747,125
	Fresenius AG Term Loan B1, 6.75%, 7/06/14		717	716,400
	Fresenius AG Term Loan B2, 6.75%, 7/06/14		433	432,737
	HCA Inc. Tranche A-1 Term Loan, 2.97%, 11/17/12		3,405	3,046,571
	HealthSouth Corp. Term Loan, 2.82% - 2.85%, 3/10/13		1,757	1,613,846
	Surgical Care Affiliates, LLC Term Loan, 3.22%, 12/29/14		344	291,302
	Symbion, Inc. Tranche A Term Loan, 3.569%, 8/23/13		476	351,865
	Symbion, Inc. Tranche B Term Loan, 3.569%, 8/25/14		476	351,865
	Vanguard Health Holding Co. II, LLC (Vanguard Health
	System, Inc.) Replacement Term Loan, 2.569%, 9/23/11		860	812,700
				11,378,788
Health Care Technology - 0.4%	Sunquest Information Systems, Inc. (Misys Hospital
	Systems, Inc.) Term Loan, 3.57% - 4.29%, 10/13/14		493	405,492
Hotels, Restaurants & Leisure -	Harrah's Operating Co., Inc. Term B-2 Loan, 3.319% -
3.3%	4.092%, 1/28/15		1,725	1,322,050
	Penn National Gaming, Inc. Term Loan B, 2.06% - 2.72%,
	10/03/12		982	923,534
	QCE, LLC (Quiznos) Term Loan (First Lien), 3.50%,
	5/05/13		990	631,506

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
VML US Finance LLC (aka Venetian Macau) Term B Delayed
	Draw Project Loan, 2.57%, 5/25/12	USD	181	$ 150,746
	VML US Finance LLC (aka Venetian Macau) Term B Funded
	Project Loan, 2.57%, 5/27/13		319	266,254
				3,294,090
Household Durables - 2.6%	Jarden Corp. Term Loan B3, 3.72%, 1/24/12		1,432	1,372,653
	Yankee Candle Co., Inc. Term Loan, 2.32% - 3.22%, 2/06/14		1,521	1,295,321
				2,667,974
Household Products - 0.3%	VI-JON, Inc. (VJCS Acquisition, Inc.) Tranche B Term
	Loan, 2.566%, 4/24/14		350	311,500
IT Services - 5.6%	Amadeus Global Travel Distribution SA Term Loan B,
	2.45%, 5/22/15		955	712,100
	Amadeus Global Travel Distribution SA Term Loan C,
	2.95%, 5/22/16		955	712,100
	Ceridian Corp U.S. Term Loan, 3.316%, 11/09/14		1,977	1,455,745
	First Data Corp. Initial Tranche B-2 Term Loan, 3.059% -
	3.069%, 9/24/14		1,371	1,004,981
	First Data Corp. Initial Tranche B-3 Term Loan, 3.059% -
	3.069%, 9/24/14		989	725,456
	SunGard Data Systems Inc. (Solar Capital Corp.) New U.S.
	Term Loan, 2.132% - 2.724%, 2/28/14		629	569,913
	SunGard Data Systems Inc. (Solar Capital Corp.) New U.S.
	Term Loan, 6.75%, 2/28/14		474	465,459
				5,645,754
Independent Power Producers &	Dynegy Holdings Inc. Term Letter of Credit Facility Term
Energy Traders - 7.0%	Loan, 1.82%, 4/02/13		208	186,715
	Dynegy Holdings Inc. Tranche B Term Loan, 1.82%, 4/02/13		17	15,146
	Mirant North America, LLC Term Loan, 2.069%, 1/03/13		679	630,730
	NRG Energy, Inc. Credit-Linked Deposit, 1.12%, 2/01/13		164	151,269
	NRG Energy, Inc. Term Loan, 2.72%, 2/01/13		1,602	1,482,085
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche B-1 Term Loan, 3.819% - 3.882%, 10/10/14		495	337,820
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche B-2 Term Loan, 3.819%, 10/10/14		1,500	1,032,750
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche B-3 Term Loan, 3.819% - 3.882%, 10/10/14		4,690	3,205,940
				7,042,455
Industrial Conglomerates - 0.7%	Sequa Corp. Term Loan, 3.61% - 4.08%, 12/03/14		989	744,095
Insurance - 0.6%	Alliant Holdings I, Inc. Term Loan, 4.232%, 8/21/14		737	626,848
Internet & Catalog Retail - 0.2%	FTD Group, Inc. Tranche B Term Loan, 6.75%, 8/04/14		249	238,800
Life Sciences Tools &	Life Technologies Corp. Term B Facility, 5.25%, 11/20/15		1,244	1,240,485
Services - 1.2%
Machinery - 3.0%	LN Acquisition Corp. (Lincoln Industrial) Delayed Draw
	Term Loan (First Lien), 2.90%, 7/11/14		254	225,899
	LN Acquisition Corp. (Lincoln Industrial) Initial U.S. Term
	Loan (First Lien), 2.90%, 7/11/14		677	602,398

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Navistar International Corp. Revolving Credit-Linked
	Deposit, 3.569% - 3.66%, 1/19/12	USD	533	$ 444,762
	Navistar International Corp. Term Advance, 3.569%, 1/19/12		1,467	1,223,096
	Oshkosh Truck Corp. Term B Loan, 3.03% - 7.32%, 12/06/13		583	499,222
				2,995,377
Media - 29.7%	AlixPartners, LLP Tranche C Term Loan, 2.35% - 3.14%,
	10/12/13		500	472,500
	Alpha Topco Ltd. (Formula One) Facility B1, 2.694%, 12/31/13		560	392,100
	Alpha Topco Ltd. (Formula One) Facility B2, 2.694%, 12/31/13		378	264,852
	Bresnan Communications, LLC Additional Term Loan B
	(First Lien), 2.31% - 3.11%, 6/30/13		750	682,031
	CSC Holdings Inc. (Cablevision) Incremental Term Loan,
	2.094% - 2.25%, 3/29/13		1,724	1,615,645
	Catalina Marketing Corp. Initial Term Loan, 3.395%, 10/01/14		799	724,800
	Cengage Learning Acquisitions, Inc. (Thomson Learning)
	Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,481	2,378,278
	Cequel Communications, LLC (aka Cebridge) Term Loan,
	2.349% - 2.401%, 11/05/13		2,470	2,226,215
	Charter Communications Operating, LLC Replacement
	Term Loan, 4.25% - 6.25%, 3/06/14		1,287	1,090,571
	Charter Communications Term Loan B1, 7.939%, 3/25/14		500	485,417
	Clarke American Corp. Tranche B Term Loan, 2.819% -
	3.72%, 6/30/14		1,476	1,137,860
	Discovery Communications Holding, LLC Term B Loan,
	3.22%, 5/14/14		485	452,695
	FoxCo Acquisition Sub, LLC Term Loan, 6.50% - 7.25%,
	7/14/15		674	426,303
	Gray Television, Inc. Term Loan B - DD, 3.92%, 12/31/14		482	258,505
	HMH Publishing Co. Ltd. (fka Education Media) Tranche A
	Term Loan, 7.66%, 6/12/14		2,003	1,426,861
	Hanley-Wood, LLC (FSC Acquisition) Term Loan, 2.563% -
	2.599%, 3/08/14		495	176,462
Hargray Acquisition Co.,/DPC Acquisition LLC/HCP Acquisition
	LLC, Term Loan (First Lien), 3.257%, 6/27/14		491	420,870
	Idearc Inc. (Verizon) Tranche B Term Loan, 3.22%,
	11/17/14 (a)(b)		358	140,496
	Insight Midwest Holdings, LLC B Term Loan, 2.41%,
	4/07/14		500	461,042
	Intelsat Corp. (fka PanAmSat Corp.) Term B-2-B, 2.914%,
	1/03/14		662	603,422
	Intelsat Corp. (fka PanAmSat Corp.) Term B-2-C, 2.914%,
	1/03/14		662	603,422
	Intelsat Corp. (fka PanAmSat Corp.) Tranche B-2-A Term
	Loan, 2.914%, 1/03/14		662	603,605
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG) Facility
	B1, 4.589%, 6/28/15	EUR	1,010	335,277
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG) Facility
	C1, 4.839%, 6/30/16		1,010	335,277

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Local TV Finance, LLC Term Loan, 2.32%, 5/07/13	USD	1,973	$ 966,655
	MCC Iowa LLC (Mediacom Broadband Group) Tranche D-1
	Term Loan, 2.04%, 1/31/15		377	343,484
	MCC Iowa LLC (Mediacom Broadband Group) Tranche D-2
	Term Loan, 2.04%, 1/31/15		247	225,320
	Mediacom Broadband (Term Loan E), 6.50%, 11/30/15		825	819,844
	NTL Cable Plc Term Loan, 3.889%, 11/19/37	GBP	389	565,266
	NTL Cable Plc Term Loan B, 5.389%, 9/03/12		469	683,579
	NV Broadcasting, LLC Term Loan (First Lien), 5.25%,
	11/01/13	USD	1,639	409,710
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		250	249,375
	Newsday, LLC Floating Rate Term Loan, 6.631%, 8/01/13		500	478,125
	Nielsen Finance LLC Dollar Term Loan, 2.382%, 8/09/13		2,466	2,171,110
	Parkin Broadcasting, LLC Term Loan, 5.25%, 11/01/13		336	84,042
	Sunshine Acquisition Ltd. (aka HIT Entertainment) Term
	Facility, 3.26%, 7/31/14		1,751	927,916
	Tribune Co. Term Debtor in Possession, 9%, 4/07/10		350	350,875
	TWCC Holding Corp. Term Loan, 6.25%, 9/14/15		1,398	1,390,136
	UPC Financing Partnership M Facility, 2.946%, 12/31/14	EUR	750	908,601
	UPC Financing Partnership M Facility, 2.946%, 11/19/37		850	1,029,748
	Virgin Media NTL Term Loan B, 5.389%, 9/03/12	GBP	281	408,934
	Wallace Theater Corp. (Hollywood Theaters) First Lien
	Term Loan, 5.50%, 7/31/09	USD	400	320,000
				30,047,226
Metals & Mining - 0.6%	Algoma Steel Inc. Term Loan, 2.82%, 6/20/13		992	600,417
Multi-Utilities - 0.4%	FirstLight Power Resources, Inc. (fka NE Energy, Inc.) First
	Lien Term Loan B, 3.75%, 11/01/13		443	396,054
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
	Synthetic Letter of Credit, 3.75%, 11/01/13		57	51,030
				447,084
Multiline Retail - 1.4%	Dollar General Corp. Tranche B-1 Term Loan, 3.069% -
	3.789%, 7/07/14		1,500	1,404,644
Oil, Gas & Consumable Fuels -	Big West Oil, LLC Delayed Advance Loan, 6.50%, 5/15/14		567	445,413
1.6%	Big West Oil, LLC Initial Advance Loan, 6.50%, 5/15/14		233	182,587
	Petroleum GEO-Services ASA/PGS Finance, Inc. Term
	Loan, 2.97%, 6/29/15		508	462,280
	Vulcan Energy Corp. (fka Plains Resources Inc) Term B3
	Loan, 5.50%, 8/12/11		500	482,500
				1,572,780
Paper & Forest Products - 3.4%	Georgia-Pacific LLC Term B Loan, 2.319% - 3.293%,
	12/20/12		2,660	2,465,128
	NewPage Corp. Term Loan, 4.063% - 5%, 12/22/14		1,217	978,322
				3,443,450
Personal Products - 0.9%	American Safety Razor Co., LLC Loan (Second Lien),
	6.57%, 1/30/14		1,250	887,500
Pharmaceuticals - 0.7%	Warner Chilcott Co., Inc. Tranche B Acquisition Date
	Term Loan, 2.319% - 3.22%, 1/18/12		483	456,684

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Warner Chilcott Corp. Tranche C Acquisition Date Term
	Loan, 2.139%, 1/18/12	USD	217	$ 204,700
				661,384
Professional Services - 1.0%	Booz Allen Hamilton Inc. Tranche B Term Loan, 7.50%,
	7/31/15		995	986,003
Road & Rail - 0.7%	RailAmerica, Inc. Canadian Term Loan, 5.20%, 8/14/09		65	62,295
	RailAmerica, Inc. U.S. Term Loan, 5.20%, 8/14/09		685	653,955
				716,250
Specialty Retail - 0.8%	Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan,
	2.57% - 3.47%, 10/20/13		400	342,500
General Nutrition Centers, Inc. Term Loan, 3.45% - 4.50%,
	9/16/13		560	481,600
				824,100
Textiles, Apparel & Luxury	Hanesbrands Inc. Term B Loan (First Lien), 5.085% -
Goods - 0.4%	5.842%, 9/05/13		436	426,014
Transportation Infrastructure -	SBA Telecommunications Term Loan, 1.994%, 11/01/10		993	883,966
0.9%
Wireless Telecommunication	Cricket Communications, Inc. (aka Leap Wireless) Term B
Services - 3.6%	Loan, 5.75%, 6/16/13		1,567	1,573,302
	Digicel Group Term Loan B, 3.75%, 3/01/12		925	839,438
	MetroPCS Wireless, Inc. New Tranche B Term Loan,
	2.625% - 3.313%, 11/03/13		1,275	1,199,658
				3,612,398
	Total Floating Rate Loan Interests - 122.7%			124,149,439
	Corporate Bonds
Chemicals - 0.2%	Nalco Co., 8.25%, 5/15/17 (c)		250	251,250
Containers & Packaging - 0.5%	Crown Americas LLC, 7.625%, 5/15/17 (c)		280	274,400
	Owens-Brockway Glass Container, Inc., 7.375%,
	5/15/16 (c)		280	270,900
				545,300
Diversified Financial	FCE Bank Plc, 7.125%, 1/16/12	EUR	100	120,165
Services - 0.1%
Diversified Telecommunication	Qwest Corp., 4.57%, 6/15/13 (d)	USD	750	673,125
Services - 0.7%
Hotels, Restaurants &	MGM Mirage, 10.375%, 5/15/14 (c)		300	309,000
Leisure - 0.6%	MGM Mirage, 11.125%, 11/15/17 (c)		240	251,400
				560,400
Independent Power Producers &	Calpine Construction Finance Co. LP, 8%, 6/01/16 (c)		750	713,437
Energy Traders - 0.7%
Media - 1.5%	DIRECTV Holdings LLC, 8.375%, 3/15/13		750	755,625
	EchoStar DBS Corp., 6.375%, 10/01/11		750	724,688
				1,480,313
Paper & Forest Products - 0.2%	Verso Paper Holdings LLC, 11.50%, 7/01/14 (c)		200	183,936
Wireless Telecommunication	Cricket Communications, Inc., 7.75%, 5/15/16 (c)		1,500	1,449,375
Services - 1.4%
	Total Corporate Bonds - 5.9%			5,977,301
	Total Long-Term Investments
	(Cost - $148,332,767) - 128.6%			130,126,740

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, 0.535% (e)(f)		3,055,622	$ 3,055,622
Total Short-Term Securities
(Cost - $3,055,622) - 3.0%			3,055,622
Total Investments (Cost - $151,388,389*)	- 131.6%		133,182,362
Liabilities in Excess of Other Assets - (31.6)%			(31,956,193)
Net Assets - 100.0%			$ 101,226,169

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 151,186,800
Gross unrealized appreciation	$ 933,368
Gross unrealized depreciation	(18,937,806)
Net unrealized depreciation	$ (18,004,438)

(a) Issuer filed for bankruptcy and/or is in default of interest payments.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) Variable rate security. Rate shown is as of report date.
(e) Represents the current yield as of report date.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	3,055,622	$ 3,218
BlackRock Liquidity Series, LLC Cash Sweep Series	$ (2,365,561)	$ 14,989

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

• Foreign currency exchange contracts as of May 31, 2009 were as follows:

						Unrealized
	Currency		Currency		Settlement	Appreciation
	Purchased		Sold	Counterparty	Date	(Depreciation)
EUR	73,000	USD	101,803	Citibank NA	6/02/09	$ 1,394
USD	2,158,662	GBP	1,543,500	UBS AG	6/10/09	(335,970)
USD	7,225,029	EUR	5,303,000	Citibank NA	7/15/09	(269,025)
Total						$ (603,601)

• Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	US Dollar

BlackRock Defined Opportunity Credit Trust

Schedule of Investments May 31, 2009 (Unaudited)

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 3,055,622	-	-
Level 2	99,137,607	$ 1,394	$ (604,995)
Level 3	30,989,133	-	-
Total	$ 133,182,362	$ 1,394	$ (604,995)

* Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities
Balance, as of August 31, 2008	$ 4,841,355
Realized gain (loss)	(195,253)
Change in unrealized appreciation (depreciation)	(1,574,142)
Net purchases (sales)	(1,826,790)
Net transfers in/out of Level 3	29,743,963
Balance, as of May 31, 2009	$ 30,989,133

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Defined Opportunity Credit Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 15, 2009